Reserves - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2011
Disclosure of reserves within equity [Line Items]
Appropriation to staff bonus and welfare fund	¥ 0	¥ 0	¥ 0
Accumulated appropriation made to the statutory reserve				¥ 12,289,000,000
Minimum percentage of general risk reserve	1.50%
Statutory reserve [member]
Disclosure of reserves within equity [Line Items]
Amount appropriated to general reserve fund	¥ 1,246,000,000	1,273,000,000	¥ 52,000,000
Statutory reserve [member] | China United Network Communications Corporation Limited ("CUCL") [member]
Disclosure of reserves within equity [Line Items]
Amount appropriated to general reserve fund	¥ 1,246,000,000	¥ 1,273,000,000
Bottom of range [member] | China United Network Communications Corporation Limited ("CUCL") [member]
Disclosure of reserves within equity [Line Items]
Minimum required percentage of income after tax and non-controlling interests to allocate to the general reserve fund	10.00%
Top of range [member] | China United Network Communications Corporation Limited ("CUCL") [member]
Disclosure of reserves within equity [Line Items]
Percentage of registered capital threshold when no longer required to allocate to the general reserve fund	50.00%